Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Ordinary Shares Perviously Reported	Ordinary Shares Retroactive application of Business Combination	Ordinary Shares	Additional Paid- In Capital Perviously Reported	Additional Paid- In Capital Retroactive application of Business Combination	Additional Paid- In Capital	Accumulated Deficit Perviously Reported	Accumulated Deficit Retroactive application of Business Combination	Accumulated Deficit	Subscription Receivable Perviously Reported	Subscription Receivable Retroactive application of Business Combination	Subscription Receivable	Other Comprehensive Income Perviously Reported	Other Comprehensive Income Retroactive application of Business Combination	Other Comprehensive Income	Perviously Reported	Retroactive application of Business Combination	Total
Balance at Dec. 31, 2023		$ 899	$ 899		$ (899)	$ (899)	$ (334,678)		$ (334,678)							$ (334,678)		$ (334,678)
Balance (in Shares) at Dec. 31, 2023	8,990,123		8,990,123
Currency translation adjustment															(16,818)
Net loss									(4,405,065)									(4,405,065)
Balance at Jun. 30, 2024			$ 899			(899)			(4,739,743)						(16,818)			(4,756,561)
Balance (in Shares) at Jun. 30, 2024			8,990,123
Balance at Dec. 31, 2024		$ 978	$ 978	$ 3,717,940	$ (978)	3,716,962	$ (11,972,315)		(11,972,315)				$ (42,511)		(42,511)	$ (8,296,926)		$ (8,296,926)
Balance (in Shares) at Dec. 31, 2024	108,746,245	(98,969,824)	9,776,421															9,776,421
Issuance of ordinary shares			$ 111			4,851,112						(1,980,727)						$ 2,870,496
Issuance of ordinary shares (in Shares)			1,117,798
Conversion of convertible notes			$ 56			2,472,792												2,472,848
Conversion of convertible notes (in Shares)			555,781
Issuance of shares in business combination			$ 875			(4,001,448)												(4,000,573)
Issuance of shares in business combination (in Shares)			8,750,186
Conversion of preference shares			$ 1,219			(1,219)
Conversion of preference shares (in Shares)			12,185,000
Issuance of ordinary shares for services			$ 43			(43)
Issuance of ordinary shares for services (in Shares)			432,891
Currency translation adjustment															258,986			258,986
Net loss									(7,835,939)									(7,835,939)
Balance at Jun. 30, 2025			$ 3,282			$ 7,038,156			$ (19,808,254)			$ (1,980,727)			$ 216,435			$ (14,531,108)
Balance (in Shares) at Jun. 30, 2025			32,818,077															9,776,421